Other investments (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of available-for sale investments and fair value through profit or loss investments

Other investments consist of investments in common shares and warrants of several companies in the medical cannabis industry. These investments, with the exception of shares of Evergreen Medicinal Supply Inc. and warrants of AbCann Global Corp., are traded in an active market, and as a result have a reliably measurable fair value.

Available-for-sale investments	2017	2016
The Hydropothecary Corporation (“Hydropothecary”) (i)	$—	$412
Canopy Growth Corporation (“Canopy”) (ii)	877	337
AbCann Global Corp. (“AbCann”) (iii)	—	3,073
Evergreen Medicinal Supply Inc. (“Evergreen”) (iv)	300	300

	$1,177	$4,122

Fair value through profit or loss investment
AbCann Global Corp. - share warrants (v)	$170	$1,005

	$1,347	$5,127

(i)

During the year ended December 31, 2016, the Company received bonus shares pursuant to the original agreement, for $Nil consideration. The transaction price was less than the fair value at the date of receipt, and the gain of $25 on initial recognition was deferred as the fair value was based on other than level 1 inputs. The deferred gain was taken into income as factors that market participants would consider when valuing the shares had changed. The fair value of the shares was based on the share price of the financing that took place in December 2016.

During the year ended December 31, 2017, BFK Capital Corp. acquired all of the outstanding shares of Hydropothecary, and began trading as Hydropothecary Corporation, (TSX-V:THCX). The Company sold all of its shares of Hydropothecary for proceeds of $932.

(ii)

During the year ended December 31, 2016, Canopy acquired all of the outstanding shares of Vert. In exchange for shares in Vert, Canopy issued the former Vert shareholders, shares of Canopy. The fair value of the Canopy shares at the date of the transaction of $258 determined the proceeds on derecognition of the Vert shares. Since the gain was realized, it was recorded as income. The fair value of the Canopy shares at the date of the transaction was also the deemed cost of the Canopy shares.

(iii)

During the year ended December 31, 2017, the Company sold some of its shares of Canopy for proceeds of $88. During the year ended December 31, 2016, the Company received bonus shares pursuant to the original agreement, for $Nil consideration. The transaction price was less than the fair value at the date of receipt, and the gain of $75 on initial recognition was initially deferred as the fair value was based on other than level 1 inputs. During the year, the deferred gain was taken into income as factors that market participants would consider when valuing the shares had changed. The fair value of all of the shares was estimated based on a valuation of the investee’s peer group.

During the year ended December 31, 2017, AbCann Medicinals Inc. performed a reverse takeover with Panda Capital Inc. As a result of this transaction, AbCann began trading as AbCann Global Corp. (TSX-V:ABCN). The Company purchased an additional 1,270,000 shares of AbCann for $1,016 in cash and subsequently sold all of its shares of AbCann for proceeds of $9,859. Refer to Note 10 (v) for remaining warrants held.

(iv)

During the year ended December 31, 2016, management revised their estimate of the fair value of the investment back to its original value, based on management’s assessment of the likelihood Evergreen would receive a license to produce and sell medical marijuana. The gain on the revaluation of the investment has been recognized as other comprehensive income.

(iv)

During the year ended December 31, 2017, Evergreen received a cultivation license under the ACMPR. As a result, the Company completed its subscription for a second tranche of shares of Evergreen for $100 and exercised its option to acquire an additional 5% of the equity of Evergreen for $500, for a total additional investment of $600. However, Evergreen, through its counsel, has indicated that the Company is not entitled to any interest in Evergreen and has rejected the payment. The Company filed a statement of claim in the Supreme Court of British Columbia against Evergreen and its directors, seeking, among other things, declarations that the Company holds equity of Evergreen and that the agreement between the parties in respect of Evergreen’s equity is a valid and binding contract. Evergreen has filed a statement of defence. The Company intends to vigorously pursue the enforcement of its rights to acquire equity in Evergreen.

(v)

During the year ended December 31, 2016, the Company received bonus warrants pursuant to the original agreement, for $Nil consideration. The transaction price was less than the fair value at the date of receipt, and the gain of $24 on initial recognition was initially deferred as the fair value was based on other than level 1 inputs. During the year, the deferred gain on the bonus warrants and the original warrants was taken into income as factors that market participants would consider when valuing the warrants have changed. As at December 31, 2016, the fair value of the warrants was estimated using the Black-Scholes option pricing model with the following assumptions: risk free rate: 0.60 - 0.73%; volatility: 65%; share price: $0.80; expected life: 0.70 - 1.7 years; and dividend yield: Nil%. The share price was estimated using the price from the most recent equity financing and volatility was estimated based on publicly traded companies which management has assessed as being comparable to AbCann.

During the year ended December 31, 2017, the Company exercised 3,658,537 warrants for $2,268, for additional shares of AbCann. As at December 31, 2017, the fair value of the remaining 182,927 warrants was estimated using the Black-Scholes option pricing model with the following assumptions: risk free rate: 1.66%; volatility: 65%; share price $1.53; expected life 0.76; and dividend yield: Nil%.

Summary of gains (losses) recognized through profit or loss and through other comprehensive income from changes in fair value and disposals of other investments

The gains recognized upon the increase in fair value on other investments is as follows:

	2017	2016
The Hydropothecary Corporation (i)	$657	$25
Canopy Growth Corporation (ii)	36	258
AbCann Global Corp. - shares (iii)	4,160	75
AbCann Global Corp. - share warrants (v)	5	1,005
Peace Naturals	—	(1,326)
Peace Naturals - immediately before acquisition (Note 6)	—	(347)

Gain (loss) recognized through profit-and-loss	$4,858	$(310)

	2017	2016
The Hydropothecary Corporation (i)	$—	$137
Canopy Growth Corporation (ii)	608	79
AbCann Global Corp. - shares (iii)	—	1,498
Vert/Green Medical Inc. - shares	—	300

Gain recognized through other comprehensive income	$608	$2,014